SERVICE INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF SERVICE INVENTORIES

The following table summarizes the service inventories for the period end dates as set forth below (in US$ thousands):

	June 30,	December 31,
	2021	2020

Spare parts	$59,786	$54,709
Chemicals	27,237	24,422
Consumables	16,282	15,132
Total	$103,305	$94,263